UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th St
New York, New York 10019

(Address of principal executive offices)

Mr. Yutaka Itabashi
Japan Smaller Capitalization Fund, Inc.
Worldwide Plaza
309 West 49th St
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:        February 28, 2018

Date of reporting period:     September 1, 2017 – November 30, 2017

Item 1. Schedule of Investments
Japan Smaller Capitalization Fund, Inc.
November 30, 2017 (Unaudited)
		Fair
	Shares	Value
JAPANESE EQUITY SECURITIES
Banks
The Akita Bank, Ltd.	126,000	$3,416,322
General banking services
The Taiko Bank, Ltd.	92,000	2,043,079
General banking services
The Yamanashi Chuo Bank, Ltd.	401,000	1,706,763
General banking services
Total Banks (1.7%)		7,166,164

Chemicals
Adeka Corporation	205,900	3,476,127
Manufactures chemical and food products
C. Uyemura & Co., Ltd.	60,500	4,708,339
Plating chemicals
C.I. Takiron Corporation	169,000	1,224,932
Manufactures resin and composite products
Fujikura Kasei Co., Ltd.	953,600	5,867,393
Specialty coating materials and fine chemicals
Koatsu Gas Kogyo Co., Ltd.	611,000	5,152,193
High-pressured gases and chemicals
Sakai Chemical Industry Co., Ltd.	14,600	329,168
Manufactures components for cosmetics and pharmaceuticals
Sekisui Jushi Corporation	254,600	5,230,063
Manufactures plastics and other resin materials
Shikoku Chemicals Corporation	87,000	1,426,179
Manufactures chemical products
Soken Chemical & Engineering Co., Ltd.	24,900	493,543
Manufactures chemical products
Tenma Corporation	272,000	5,098,259
Manufactures synthetic resin products
T&K Toka Co., Ltd.	166,400	1,994,340
Manufactures specialized inks for printing applications
Yushiro Chemical Industry Co., Ltd.	197,400	2,817,615
Manufactures metalworking fluids
Total Chemicals (8.9%)		37,818,151

Construction
C-Cube Corporation	7,400	40,786
Communications construction business
Daiichi Kensetsu Corporation	23,900	337,309
Construction and real estate businesses
Mirai Industry Co., Ltd.	32,200	586,341
Manufactures electrical installation materials
NDS Co., Ltd.	5,000	190,998
Construction of communication infrastructure
Sysken Corporation	3,400	58,915
Electric communication facility construction business
Taihei Dengyo Kaisha, Ltd.	18,300	431,652
Construction of thermal and nuclear plant facilities
Toenec Corporation	296,000	8,565,959
Construction of comprehensive building facilities
Totetsu Kogyo Co., Ltd.	122,300	4,002,070
Operates construction-related businesses
Yondenko Corporation	66,800	1,771,341
Construction of electrical distribution systems
Total Construction (3.8%)		15,985,371

Electric Appliances
Espec Corp.	105,500	2,588,064
Manufactures environmental testing products
Kitagawa Industries Co., Ltd.	426,400	5,733,173
Manufactures various industrial and consumer products
Koito Manufacturing Co., Ltd.	57,300	3,954,187
Manufactures lighting equipment
Mabuchi Motor Co., Ltd.	13,900	740,145
Manufactures small motors
Maxell Holdings, Ltd.	74,900	1,527,278
Manufactures media devices, batteries and electrical appliances
Nihon Kohden Corporation	39,600	907,974
Manufactures medical electronic equipment
Total Electric Appliances (3.6%)		15,450,821

Financing Business
Hitachi Capital Corporation	112,000	2,758,488
General financial services
Ricoh Leasing Company, Ltd.	51,000	1,750,634
Leasing and financial services
Total Financing Business (1.1%)		4,509,122

Food
Japan Meat Co., Ltd.	36,200	597,612
Supermarket business and operation of eating-out stores
Kameda Seika Co., Ltd.	43,200	2,057,967
Manufactures confectioneries
Total Food (0.6%)		2,655,579

Information and Communication
NS Solutions Corporation	89,100	2,302,375
System consulting services and software development
OBIC Co., Ltd.	79,400	5,507,555
Computer system integration
Okinawa Cellular Telephone Company	218,100	7,651,609
Telecommunications
Otsuka Corporation	47,000	3,515,427
Computer information system developer
Software Service Inc.	4,000	190,196
Provides medical information systems
Total Information and Communication (4.5%)		19,167,162

Iron and Steel
Chubu Steel Plate Co., Ltd.	243,200	1,823,377
Manufactures steel-related products
Mory Industries Inc.	39,000	1,213,704
Manufactures steel tubing products
Nichia Steel Works, Ltd.	1,969,300	5,751,573
Manufactures steel-related products
Osaka Steel Co., Ltd.	453,300	9,529,774
Manufactures steel-related products
Total Iron and Steel (4.3%)		18,318,428

Machinery
Hisaka Works, Ltd.	1,037,000	10,905,098
Manufactures heat exchangers and other machinery
Miura Co., Ltd.	134,000	3,426,811
Manufactures boilers and related products
Nippon Pillar Packing Co., Ltd.	104,200	1,441,849
Manufactures mechanical seals
Nissei ASB Machine Co., Ltd.	4,500	259,249
Manufactures stretch blow molding machines
Nissei Corporation	24,500	336,833
Manufactures reducers and gears
Nitto Kohki Co., Ltd.	144,800	3,656,585
Manufactures machine tools and motor pumps
Oiles Corporation	510,480	10,786,421
Manufactures bearing equipment
Sato Holdings Corporation	32,000	897,556
Manufactures electronic printers and other products
Shibuya Corporation	13,900	510,552
Packing plant business
Yamashin-Filter Corporation	50,000	612,172
Manufactures filters
Total Machinery (7.7%)		32,833,126

Metal Products
Dainichi Co., Ltd.	297,900	2,246,750
Manufactures oil heating equipment
Neturen Co., Ltd.	419,000	4,365,166
Manufactures steel bars and induction heating equipment
NHK Spring Co., Ltd.	292,800	3,258,982
Manufactures automobile-related products
Piolax, Inc.	137,600	4,202,556
Manufactures automobile-related products
Rinnai Corporation	45,900	4,115,694
Manufactures heating appliances and components
Shinpo Co., Ltd.	1,800	20,259
Manufactures smokeless roasters
Total Metal Products (4.3%)		18,209,407

Other Products
Fuji Seal International, Inc.	63,000	2,142,914
Packaging-related materials and machinery
Komatsu Wall Industry Co., Ltd.	20,300	417,189
Manufactures various partitions
Nishikawa Rubber Co., Ltd.	277,300	5,592,667
Manufactures rubber automobile parts
Pigeon Corporation	86,500	3,308,112
Manufactures baby care products
The Pack Corporation	118,400	3,974,605
Manufactures paper and chemical products
Total Other Products (3.6%)		15,435,487

Precision Instruments
Nakanishi Inc.	60,500	2,909,042
Manufactures dental instruments
Total Precision Instruments (0.7%)		2,909,042

Real Estate
Daibiru Corporation	376,900	4,225,254
Real estate leasing and building management
Keihanshin Building Co., Ltd.	517,900	3,841,420
Real estate leasing and building management
Sanyo Housing Nagoya Co., Ltd.	269,600	2,873,525
Designs and constructs housing
Starts Corporation Inc.	68,500	1,671,862
Construction, leasing and management of real estate
Total Real Estate (3.0%)		12,612,061

Retail Trade
ABC-Mart, Inc.	95,800	5,254,690
Retail sales of shoes
AIN Holdings Inc.	2,700	183,919
Operates pharmacies and drug store chains
Amiyaki Tei Co., Ltd.	244,800	11,029,678
Operates barbecue restaurant chains
Belc Co., Ltd.	24,500	1,372,201
Operates retail food store chains
Cosmos Pharmaceutical Corporation	13,200	2,970,162
Operates drug stores
Create SD Holdings Co., Ltd.	179,000	4,666,863
Operates pharmacies and drug store chains
Daikokutenbussan Co., Ltd.	167,700	7,854,521
Operates supermarkets
Don Quijote Holdings Co., Ltd.	58,000	2,773,340
Operates discount stores
Heiwado Co., Ltd.	2,800	60,386
Operates supermarkets
Hiday Hidaka Corp	106,411	3,207,348
Operates restaurant chains
Izumi Co., Ltd.	36,300	2,130,065
Operates shopping centers and real estate business and credit card services
JINS Inc.	28,100	1,441,218
Retail sales of eyewear and fashion accessories
Kura Corporation	59,100	2,757,526
Operates a sushi restaurant chain
NAFCO Co., Ltd.	68,300	1,115,983
Operates chain of home and furniture retail outlets
Saint Marc Holdings Co., Ltd.	68,700	1,887,178
Operates restaurant chains
San-A Co., Ltd.	118,700	5,485,535
Retail sales of home goods
Seria Co., Ltd.	47,100	2,977,695
Discount retail sales
Start Today Co., Ltd.	99,200	3,025,333
Operates retail E-commerce websites
Sundrug Co., Ltd.	22,900	1,054,210
Operates pharmacies and drug store chains
Yaoko Co., Ltd.	65,800	3,099,435
Operates and manages groceries and supermarkets
Yossix Co., Ltd.	32,500	972,352
Operates restaurant chains
Total Retail Trade (15.4%)		65,319,638

Services
EPS Holdings, Inc.	65,900	1,417,110
Performs contract medical research services
H.I.S. Co., Ltd.	260,900	9,815,258
Travel business
Nihon M&A Center Inc.	42,900	2,142,995
Provides merger and acquisition brokerage services
Nippon Air Conditioning Services Co., Ltd.	371,700	2,644,480
Provides maintenance and management of building facilities
Relia, Inc.	124,600	1,406,819
Provides telemarketing services
Septeni Holdings Co., Ltd.	650,100	1,846,595
Internet advertising and media content business
Step Co., Ltd.	143,500	2,087,877
Operates preparatory schools
Tear Corporation	117,400	1,032,823
Funeral business
Total Services (5.3%)		22,393,957

Textiles and Apparel
Hogy Medical Co., Ltd.	23,800	1,714,456
Manufactures medical products
Seiren Co., Ltd.	258,900	4,848,107
Manufactures synthetic fibers and textile products
Total Textiles and Apparel (1.5%)		6,562,563

Transportation and Warehousing
Alps Logistics Co., Ltd.	260,700	2,098,507
General logistics services
Japan Transcity Corporation	880,000	3,596,634
General logistics services
Meiko Trans Co., Ltd.	394,000	4,322,230
Marine logistics services
Trancom Co., Ltd.	188,400	12,279,845
General logistics services
Total Transportation and Warehousing (5.2%)		22,297,216

Transportation Equipment
Hi-Lex Corporation	141,000	3,506,638
Manufactures control cables
Morita Holdings Corporation	60,500	1,125,907
Operates five business transportation segments
Nissin Kogyo Co., Ltd.	50,900	993,933
Manufactures automobile brake systems
Total Transportation Equipment (1.3%)		5,626,478

Utilities
Keiyo Gas Co., Ltd.	503,000	2,602,226
Produces gas and energy products
The Okinawa Electric Power Company, Incorporated	142,682	3,723,796
Produces thermal energy products
Total Utilities (1.5%)		6,326,022

Wholesale Trade
Kanaden Corporation	360,700	4,454,752
Factory automation business
Kohsoku Corporation	352,700	3,922,553
Food and industrial packaging materials
Matsuda Sangyo Co., Ltd.	537,200	8,944,962
Precious metals, electronic materials, and food
Paltac Corporation	38,900	1,724,963
Cosmetics and daily necessities
Ryoden Corporation	807,400	12,487,902
Purchases electronic and electrical devices
Senshu Electric Co., Ltd.	205,100	6,108,895
Electrical wires and cables
Shinko Shoji Co., Ltd.	67,400	1,183,499
Electronic components and devices
SIIX Corporation	290,100	12,269,935
Parts procurement, logistics, and manufacturing of electronics
Sugimoto & Co., Ltd.	295,900	4,566,090
Machine tools and measuring instruments
Techno Associe Co., Ltd.	372,200	4,401,243
Screws and nonferrous metal products
Total Wholesale Trade (14.1%)		60,064,794

TOTAL JAPANESE EQUITY SECURITIES (92.1%)		$391,660,589

FOREIGN CURRENCY
Japanese Yen
Interest bearing account		$5,393,399

TOTAL FOREIGN CURRENCY (1.3%)		5,393,399

TOTAL INVESTMENTS AND FOREIGN CURRENCY (93.4%)		$397,053,988

OTHER ASSETS LESS LIABILITIES, NET (6.6%)		28,236,798

NET ASSETS (100%)		$425,290,786

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of November 30, 2017.

Japanese Yen JPY ¥ 112.305 = USD $1.00

Notes to Schedule of Investments (Unaudited)

Costs for Federal Income Tax Purposes
As of November 30, 2017, for federal income tax purposes, subject to change, the aggregate cost of securities was $313,682,211 and net unrealized appreciation was $77,978,378, comprised of gross unrealized appreciation of $78,245,999 and gross unrealized depreciation of $267,621. The aggregate cost of investments for tax purposes will depend upon Japan Smaller Capitalization Fund, Inc.’s (the “Fund”) investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations. Certain tax related calculations are completed and reviewed annually by the Fund.

Fair Value Measurements
In accordance with United States generally accepted accounting principles (“U.S. GAAP”), fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below.
Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2017.

Level	Investments in Securities

Level 1
Equity Securities	$391,660,589
Level 2	-
Level 3	-
Total	$391,660,589

During the quarter ended November 30, 2017, there were no transfers between Level 1, Level 2, or Level 3 securities.
During the quarter ended November 30, 2017, the Fund did not hold any instruments which used significant unobservable inputs (Level 3) in determining fair value.

Item 2.  Controls and Procedures.

(a)  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the Securities and Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b)  There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Japan Smaller Capitalization Fund, Inc.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi
        President, Principal Executive Officer

Date:  January 26, 2018

By:   /s/ Amy J. Robles
        Amy J. Robles
        Treasurer, Principal Financial Officer

Date:  January 26, 2018